Share Capital	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Share Capital

NOTE 24 - SHARE CAPITAL

At June 30, 2019, authorized share capital amounts to €8 million and is divided into 400,000,000 Class A ordinary shares, each with a nominal value of €0.02. All shares have the right to one vote.

		in millions of Euros
	Number of
	shares	Share capital	Share premium
At January 1, 2019	135,999,394	3	420
New shares issued (A)	817,627	—	—

At June 30, 2019	136,817,021	3	420

(A)	Constellium SE issued and granted Class A ordinary shares to certain employees related to share-based compensation plans.